Discontinued operations and Assets classified as held for sale - Net cash flows associated with discontinued operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Discontinued operations and assets held for sale
Net cash (used)/generated in/from operating activities	$ (77)	$ (1,056)	$ 4,986
Net cash used in investing activities		(2,659)	(12,438)
Net cash used in financing activities		1,331	1,316
Net cash flows for the period	$ (77)	$ (2,383)	$ (6,136)